Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Composition of Borrowings	Composition of borrowings

	2021	2020
Borrowings
- In foreign currency	2,338,204	9,674,353
- In local currency	172,941	47,557

Total	2,511,145	9,721,910

Non-current borrowings	398,714	2,821,980
Current borrowings	2,112,431	6,899,930

Total	2,511,145	9,721,910

Summary of detail information of loans
25.2 Detail of borrowings

	2021					2020
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - USD
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Mar-21	—	328,708
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Apr-21	—	385,727
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	May-21	—	1,071,261
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jun-21	—	257,479
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jul-21	—	63,407
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Aug-21	—	1,345,182
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Sep-21	—	213,289
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Oct-21	—	437,852
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Nov-21	—	561,573
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Dec-21	—	396,652
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Jan-22	91,751	113,478
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Feb-22	6,394	59,412
Industrial and Commercial Bank of China	(1)	Loma Negra C.I.A.S.A.	6-Month Libor + 4.25%	Mar-22	41,643	—
Industrial and Commercial Bank of China	(2)	Loma Negra C.I.A.S.A.	6-Month Libor + 7.375%	Jan-22	663,235	820,947
Industrial and Commercial Bank of China	(2)	Loma Negra C.I.A.S.A.	6-Month Libor + 7.375%	Jan-22	731,806	905,823
Industrial and Commercial Bank of China (Dubai)	(3)	Loma Negra C.I.A.S.A.	3-Month Libor + 5%	Nov-23	803,375	990,769

	2021					2020
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - EUR
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Apr-21	—	210,623
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	May-21	—	50,248
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Jun-21	—	266,984
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Jul-21	—	677,570
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Aug-21	—	59,909
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Sep-21	—	2,847
Banco Itaú S.A.	(4)	Loma Negra C.I.A.S.A.	4%	Oct-21	—	454,613

Total borrowings in foreign currency					2,338,204	9,674,353

	2021					2020
	Re.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in local currency
Bank overdrafts		Ferrosur Roca S.A.	35.6%	Jan-22	124,113	20,886
Bank overdrafts		Loma Negra C.I.A.S.A.	35.6%	Jan-22	48,828	26,671

Total borrowings in local currency					172,941	47,557

Total					2,511,145	9,721,910

(1)
During the fiscal year ended December 31, 2020, Loma Negra C.I.A.S.A. received two disbursements of the loan agreement with Industrial and Commercial Bank of China Argentina S.A. for USD 40,919,350, the last principal payments of which maturing in January and February 2022. In addition, during the current fiscal year, the Company received an additional disbursement of USD 389,966, the last principal payment of which matures in March 2022. The loan accrues interest at adjusted LIBOR plus 4.25%.

(2)
During fiscal year 2020, Loma Negra C.I.A.S.A. signed a new loan agreement with Industrial and Commercial Bank of China for USD 13,127,766, payable upon maturity in January 2022. This loan accrues interest at adjusted LIBOR plus 7.375%, payable on a monthly basis.

(3)
In June 2016, Loma Negra
C.I.A.S.A.
signed a new loan agreement with Industrial and Commercial Bank of China (Dubai) for a total amount of USD 50,000,000 to be paid in five equal, semi-annual
installments with a
one-year
grace period as from the date of disbursement. Interest are accrued at a variable nominal interest rate on the basis of the LIBO rate to be paid on a quarterly basis. This loan requires the net debt / EBITDA ratio to be satisfied, which has always been satisfied from the execution of the loan. In May 2019, the Group extended the maturity dates of such loan. During the previous fiscal year the Company, in accordance with the lender, has amended the loan agreement and shall pay the outstanding principal in nine payments, the first one on October 2020 of USD 5,200,000 and eight more equal quarterly payments of USD 975,000, the last due in November 2023. As of December 31, 2021, the amount pending payment under this loan was 803,375.

(4)
In March 2019, Loma Negra
C.I.A.S.A.
entered into a loan agreement for EUR 10,880,903 with Banco Itaú Unibanco S.A. Nassau Branch, with partial disbursements subject to the maturity dates of letters of credit, with a term of 2 years at a 4% rate with interest falling due on a half-yearly basis. This agreement was fully
repaid as of December 31, 2021.

The opening of borrowings by company is detailed below:

	2021	2020
Total of borrowings by company:
- Loma Negra C.I.A.S.A.	2,387,032	9,701,024
- Ferrosur Roca S.A.	124,113	20,886

Total	2,511,145	9,721,910

Schedule of Movements of Loans
The movements of borrowings for the fiscal year ended December 31, 2021, are disclosed below:

Balances as of January 1, 2021	9,721,910

New borrowings and financing	1,250,530
Accrued interest	337,858
Effects of foreign exchange rate variation	(1,353,024)
Interest payments	(570,181)
Principal payments	(6,875,948)

Balances as of January 1, 202 1	2,511,145

Maturity Schedule of Long-term Borrowings	As of December 31, 2021, long-term borrowings have the following maturity schedule:

Fiscal year
2023	398,714

Total	398,714